FAIR VALUE MEASUREMENTS, Gross Holding Gains and Fair Value of Held-to-Maturity Securities (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure	$ 753	$ 753
US Treasury Securities [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure	230,052,496	$ 230,095,620
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	230,052,496
Gross Holding Gain	4,291
Fair Value	230,056,787
Fair Value, Recurring [Member] | US Treasury Securities [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	230,052,496
Gross Holding Gain	4,291
Fair Value	$ 230,056,787
Maturity Date	Mar. 18, 2021